Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Debt Outstanding
Debt outstanding consisted of the following (in millions)

	Maturity Date	March 31, 2023	December 31, 2022
Term Loan	May 1, 2024	$—	$65
Term Loan, B-1 (1)	August 31, 2028	2,507	2,448
Secured Senior Notes	June 1, 2025	309	310
$300 million Revolving Credit Facility, Amended	August 31, 2026	—	—
Total debt, net		2,816	2,823
Less: current portion of long-term debt, net		(25)	(31)

Total long-term debt, net		$2,791	$2,792

(1)
The net balance for the
B-1
Term Loan at March 31, 2023 includes unamortized debt issuance costs of $9 million. The net balance for the
B-1
Term Loan at December 31, 2022 includes unamortized debt issuance costs of $8 million.

Debt outstanding consisted of the following (in millions):

	Maturity Date	December 31, 2022	December 31, 2021
Term Loan	May 1, 2024	$65	$72
Term Loan, Amended	October 31, 2026	—	1,958
Term Loan, Third Incremental (1)	August 31, 2028	—	517
Term Loan, B-1 (2)	August 31, 2028	2,448	—
Secured Senior Notes	June 1, 2025	310	314
$294 million Revolving Credit Facility, Amended	August 31, 2026	—	—
Other	June 30, 2022	—	7

Total debt, net		2,823	2,868
Less: current portion of long-term debt, net		(31)	(38)

Total long-term debt, net		$2,792	$2,830

(1)	The net balance for the Third Incremental Term Loan at December 31, 2021 includes unamortized debt issuance costs of $6 million.
(2)	The net balance for the B-1 Term Loan at December 31, 2022 included unamortized debt issuance costs of $8 million.

Schedule of Aggregate Remaining Contractual Principal Payments	Aggregate remaining contractual principal payments as of March 31, 2023 are as follows (in millions):

2023	$19
2024	25
2025	325
2026	25
2027	25
Thereafter	2,395

Total payments	$2,814

Principal Payments Aggregate contractual principal payments as of December 31, 2022 are as follows (in millions):

2023	$31
2024	83
2025	325
2026	25
2027	25
Thereafter	2,331

Total payments	$2,820